Financial Instruments (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	$ 25,937	$ 145,747	[1]
Trade and other current payables	45,581	8,995	[1]
Interest Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	517
Long term loan	$ 33,374
Immaterial increase or decrease in interest rate	5.00%
Price Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Long term loan	$ 493
Percentage of increase or decrease in the fair value of financial assets	10.00%
Amount of increase or decrease in comprehensive loss due to 10% of increase or decrease in the fair value of these financial assets	$ 340
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Expected credit loss	37	$ 94
Maximum exposure to credit risk	$ 194,902
Economic Dependence Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of sales recorded from three crown corporations	81.00%
Percentage of trade receivables from three crown corporations	79.00%
Liquidity Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents and short-term investments	$ 139,505
Trade and other current payables	$ 52,685

[1]	Restated